Notes to the consolidated financial statements - Other operating expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to the consolidated financial statements
Renumeration of Supervisory Board	€ (566)	€ (521)	€ (343)
Other	(2)	(31)	(320)
Total	€ (568)	€ (552)	€ (663)